Deferred Tax Liabilities - Schedule of Deferred Tax Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Liabilities [Line Items]
Beginning balance	$ (182,096)	$ (133,488)
Movement	55,934	(53,596)
Exchange differences	(9,891)	4,988
Ending balance	(136,053)	(182,096)
Deductible Temporary Difference USD [Member]
Schedule of Deferred Tax Liabilities [Line Items]
Beginning balance	(182,096)	(108,009)
Movement	55,934	(78,645)
Exchange differences	(9,891)	4,558
Ending balance	(136,053)	(182,096)
Unutilized Tax Credits USD [Member]
Schedule of Deferred Tax Liabilities [Line Items]
Beginning balance		(25,479)
Movement		25,049
Exchange differences		430
Ending balance